Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Schedule Of Accounts Receivable

	2011	2010
Accounts receivable	$167.7	$192.0
Less amounts provided for doubtful accounts	—	(0.4)

Accounts receivable, net	$167.7	$191.6

Schedule Of Allowance For Doubtful Accounts

	2011	2010
Allowance for doubtful accounts:
Balance at 1 January	$(0.4)	$(0.4)
Income statement charge	—	(0.4)
Reversal of prior year allowance	0.4	—
Amounts utilized	—	0.4

Balance at 31 December	$—	$(0.4)

Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable

	2011	2010
AmerisourceBergen Corp.	65%	44%
Biogen Idec	35%	25%

Schedule Of Aging Analysis Of Trade Receivables

	2011	2010
Up to 3 months	$—	$0.6